Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 35,928	$ 82,077,334	$ (36,825,634)	$ 45,287,628
Balance, shares at Dec. 31, 2020	35,928,191
Stock-based compensation expense		865,112		865,112
Issuance of warrants		5,493,821		5,493,821
Net loss			(10,997,929)	(10,997,929)
Warrants issued for acquisition		(732,300)		(732,300)
Issuance of common stock for acquisition	$ 4,600	7,769,400		7,774,000
Issuance of common stock for acquisition, shares	4,600,000
Balance at Dec. 31, 2021	$ 40,528	95,473,367	(47,823,563)	47,690,332
Balance, shares at Dec. 31, 2021	40,528,191
Stock-based compensation expense		716,432		716,432
Issuance of warrants		2,969,916		2,969,916
Exercise of warrants	$ 300	2,700		3,000
Exercise of warrants, shares	300,000
Net loss			(6,124,885)	(6,124,885)
Balance at Mar. 31, 2022	$ 40,828	99,162,415	(53,948,448)	45,254,795
Balance, shares at Mar. 31, 2022	40,828,191
Balance at Dec. 31, 2021	$ 40,528	95,473,367	(47,823,563)	47,690,332
Balance, shares at Dec. 31, 2021	40,528,191
Net loss				(13,048,869)
Balance at Jun. 30, 2022	$ 40,828	102,180,316	(60,872,432)	41,348,712
Balance, shares at Jun. 30, 2022	40,828,191
Balance at Dec. 31, 2021	$ 40,528	95,473,367	(47,823,563)	47,690,332
Balance, shares at Dec. 31, 2021	40,528,191
Stock-based compensation expense		1,905,948		1,905,948
Issuance of warrants		6,191,575		6,191,575
Exercise of warrants	$ 300	2,700		3,000
Exercise of warrants, shares	300,000
Net loss			(38,165,870)	(38,165,870)
Common stock repurchased and cancelled	$ (300)	(2,700)		(3,000)
Common stock repurchased and cancelled , shares	(300,000)
Warrants repurchased and retired		(200,000)		(200,000)
Balance at Dec. 31, 2022	$ 40,528	103,370,890	(85,989,433)	17,421,985
Balance, shares at Dec. 31, 2022	40,528,191
Balance at Mar. 31, 2022	$ 40,828	99,162,415	(53,948,448)	45,254,795
Balance, shares at Mar. 31, 2022	40,828,191
Stock-based compensation expense		676,242		676,242
Issuance of warrants		2,341,659		2,341,659
Net loss			(6,923,984)	(6,923,984)
Balance at Jun. 30, 2022	$ 40,828	102,180,316	(60,872,432)	41,348,712
Balance, shares at Jun. 30, 2022	40,828,191
Balance at Dec. 31, 2022	$ 40,528	103,370,890	(85,989,433)	17,421,985
Balance, shares at Dec. 31, 2022	40,528,191
Stock-based compensation expense		210,966		210,966
Net loss			(2,554,584)	(2,554,584)
Issuance of shares	$ 240	153,360		153,600
Issuance of shares, shares	240,000
Balance at Mar. 31, 2023	$ 40,768	103,735,216	(88,544,017)	15,231,967
Balance, shares at Mar. 31, 2023	40,768,191
Balance at Dec. 31, 2022	$ 40,528	103,370,890	(85,989,433)	17,421,985
Balance, shares at Dec. 31, 2022	40,528,191
Net loss				(23,130,986)
Issuance of warrants on debt extinguishment				19,058,426
Balance at Jun. 30, 2023	$ 45,366	116,344,709	(109,120,419)	7,269,656
Balance, shares at Jun. 30, 2023	45,366,760
Balance at Mar. 31, 2023	$ 40,768	103,735,216	(88,544,017)	15,231,967
Balance, shares at Mar. 31, 2023	40,768,191
Stock-based compensation expense		160,762		160,762
Exercise of warrants	$ 2,652	262,564		265,216
Exercise of warrants, shares	2,652,159
Net loss			(20,576,402)	(20,576,402)
Issuance of shares	$ 1,946	221,540		223,486
Issuance of shares, shares	1,946,410
Issuance of warrants on debt extinguishment		19,058,426		19,058,426
Issuance of warrants on promissory note		1,333,128		1,333,128
Warrants cancelled in debt extinguishment		(8,426,927)		(8,426,927)
Balance at Jun. 30, 2023	$ 45,366	$ 116,344,709	$ (109,120,419)	$ 7,269,656
Balance, shares at Jun. 30, 2023	45,366,760